Basis of Presentation and Summary of Significant Accounting Policies (Details) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended								12 Months Ended				0 Months Ended		12 Months Ended				12 Months Ended							12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 02, 2014 Subsequent Event [Member]	Jul. 16, 2014 Subsequent Event [Member]	Dec. 31, 2013 Continuing Operations [Member]	Dec. 31, 2012 Continuing Operations [Member]	Dec. 31, 2011 Continuing Operations [Member]	Dec. 31, 2010 Continuing Operations [Member]	Dec. 31, 2013 Continuing Operations [Member] Cumulative Translation Adjustments [Member]	Dec. 31, 2013 Continuing Operations [Member] Net Actuarial Gain (Loss) and Prior Service Cost [Member]	Dec. 31, 2013 Continuing Operations [Member] Unrealized Gain on Securities [Member]	Dec. 31, 2013 Discontinued Operations [Member]	Dec. 31, 2012 Discontinued Operations [Member]	Dec. 31, 2011 Discontinued Operations [Member]	Dec. 31, 2010 Discontinued Operations [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Building [Member] Maximum [Member]	Dec. 31, 2013 Building [Member] Minimum [Member]	Dec. 31, 2013 Leasehold Improvements [Member]	Dec. 31, 2013 Equipment and other (including capital leases) [Member] Maximum [Member]	Dec. 31, 2013 Equipment and other (including capital leases) [Member] Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies Details [Abstract]
Depreciation expense									$ 251,000,000	$ 261,000,000	$ 263,000,000
Amortization expense related to capital leases									17,000,000	19,000,000	19,000,000
Accumulated amortization of capital leases	62,000,000				130,000,000				62,000,000	130,000,000
Noncurrent receivables	1,560,000,000				1,100,000,000				1,560,000,000	1,100,000,000
Advertising Expense									449,000,000	419,000,000	399,000,000
Provision for doubtful accounts charged to expense									14,000,000	14,000,000	15,000,000
Net Earnings (Loss) per Common Share [Abstract]
Weighted average shares for basic EPS	599	603	609	621	634	640	646	650	608	642	664
Dilutive effect of shares issuable under stock-based compensation plans									16	17	17
Weighted average shares for diluted EPS	615	618	624	638	650	656	661	667	624	659	681
Anti Dilutive Securities [Line Items]
Antidilutive securities excluded from computation of earnings per share									2	4	21
Maximum Minimum [Line Items]
Leasehold improvements estimated useful lives																														Shorter of lease term or useful life
Property and equipment estimated useful life																												40 years	20 years		20 years	3 years
Finite-lived intangible asset useful life																										40 years	4 years
Comprehensive Income (Loss) [Abstract]
Tax (provision) benefit on net actuarial gain (loss) and prior service costs related to pension and other postretirement plans									(132,000,000)	80,000,000	74,000,000
Tax on other comprehensive income (loss)																						(3,000,000)	1,000,000	4,000,000
Cumulative translation adjustment															8,000,000	20,000,000	17,000,000
Net actuarial gain (loss) and prior service cost															207,000,000	(136,000,000)	(142,000,000)
Unrealized gain (loss) on securities															1,000,000	0	0
Total other comprehensive income (loss), net of tax									24,000,000	(130,000,000)	(153,000,000)				216,000,000	(116,000,000)	(125,000,000)					(192,000,000)
Accumulated Other Comprehensive Income Loss Net Of Tax Abstract
Cumulative Translation Adjustments, Accumulated Other Comprehensive Income															242,000,000	234,000,000	214,000,000	197,000,000
Net Actuarial Gain (Loss) and Prior Service Cost, Accumulated Other Comprehensive Income															(729,000,000)	(936,000,000)	(800,000,000)	(658,000,000)
Unrealized Gain (Loss) on Securities, Accumulated Other Comprehensive Income															3,000,000	2,000,000	2,000,000	2,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	(545,000,000)				(569,000,000)				(545,000,000)	(569,000,000)	(439,000,000)	(286,000,000)										(61,000,000)	131,000,000	145,000,000	173,000,000
Other comprehensive income (loss) before reclassifications									158,000,000										8,000,000	163,000,000	1,000,000	(14,000,000)	(14,000,000)	(28,000,000)
Reclassifications to net earnings of net actuarial gain (loss) and prior service costs																				44,000,000
Reclassifications from accumulated other comprehensive income (loss) to net earnings									(134,000,000)										0		0	(178,000,000)	0	0
Stock Based Compensation Table Detail [Abstract]
RSUs and PSUs															129,000,000	105,000,000	94,000,000
Stock options and equivalents															93,000,000	42,000,000	40,000,000
Stock-based compensation expense, before income taxes									222,000,000	147,000,000	134,000,000				222,000,000	147,000,000	134,000,000
Related tax benefit															(86,000,000)	(57,000,000)	(52,000,000)
Stock-based compensation expense, net of tax benefit															$ 136,000,000	$ 90,000,000	$ 82,000,000					$ 15,000,000	$ 7,000,000	$ 6,000,000
Subsequent Events [Line Items]
Number of shares of CBS Outdoor Americas Inc common stock offered in IPO													23.0
Percentage of CBS Outdoor Americas not owned by CBS and recorded as noncontrolling interest													19.00%
Percentage of CBS Outdoor Americas owned by CBS													81.00%	0.00%